Pensions and other post-retirement benefits - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2024 GBP (£) plan	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)
Disclosure of defined benefit plans [line items]
Independent actuarial funding valuation, period	3 years
Number of plans showing funding shortfall | plan	3
Recovery plan payment amount			£ 100
Employer contributions	£ 165	£ 284
Plan assets
Disclosure of defined benefit plans [line items]
Employer contributions	165	284
UK | Pensions
Disclosure of defined benefit plans [line items]
Recovery plan payments to be paid	12
Employer contributions, excluding recovery plan payments	95	74
Employer contributions	£ 118	197
Weighted average duration of defined benefit obligation	11 years
UK | Pensions | Maximum
Disclosure of defined benefit plans [line items]
Value of security arrangements	£ 180
UK | Pensions | Plan assets
Disclosure of defined benefit plans [line items]
Employer contributions	£ 118	197
US
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	8.00%
US | Pensions
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan	4
Employer contributions	£ 26	76
Weighted average duration of defined benefit obligation	11 years
US | Pensions | Plan assets
Disclosure of defined benefit plans [line items]
Employer contributions	£ 26	76
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Employer contributions	£ 21	11
Weighted average duration of defined benefit obligation	12 years
US | Other post-retirement benefits | Plan assets
Disclosure of defined benefit plans [line items]
Employer contributions	£ 21	£ 11
Top of range | UK | National Grid UK Retirement Plan (NGUKRP)
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	12.00%
Top of range | US
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer core contribution as a percent of salary	9.00%
Defined contribution plan, employer matching contribution, percent of match	50.00%
Bottom of range | US
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer core contribution as a percent of salary	3.00%
Defined contribution plan, employer matching contribution, percent of match	25.00%